SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Sales and Marketing Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of supplementary financial statement information [Abstract]
Payroll and related expenses	$ 12,224	$ 8,868	$ 947
Medical Affairs	2,891	4,824	1,316
Marketing	2,041	4,091	1,805
Office related expenses	1,477	1,923	519
Business Analytics	1,264	1,005	106
Market Access	701	1,606	1,023
Travel	1,506	986	84
Sales And Marketing Professional Fees	627	745	521
Sales And Marketing Share Based Compensation	98	751	112
Sales And Marketing Depreciation And Amortization	330	314	0
Loss on abandonment of right-of-use asset	246	0	0
Sales And Marketing Expenses Other	200	157	29
Sales and marketing expenses	$ 23,605	$ 25,270	$ 6,462